Leases - Schedule of Contractual Future Lease Obligations (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Operating leases, 2020	$ 296
Operating leases, 2021	267
Operating leases, 2022	226
Operating leases, 2023	180
Operating leases, 2024	132
Operating leases, Thereafter	391
Operating leases	1,492
Operating leases, amounts representing interest	(150)
Operating leases, lease liabilities	1,342
Finance leases, 2020	17
Finance leases, 2021	15
Finance leases, 2022	13
Finance leases, 2023	12
Finance leases, 2024	10
Finance leases, thereafter	38
Finance leases	105
Finance leases, Amounts representing interest	(31)
Finance leases, lease liabilities	$ 74